Amortization Expense Related to Finite Lived Intangible Assets (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 5,100
2022	4,300
2023	3,700
2024	3,500
2025	$ 3,400